Stock-Based Compensation (Details 5) - Stock Options - DISH Network Awards $ in Thousands	Dec. 31, 2015 USD ($)
Aggregate intrinsic value
Aggregate intrinsic value of stock options outstanding	$ 186,144
Aggregate intrinsic value of stock options exercisable	$ 59,395